UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             5/15/13
       ------------------------   -------------------------------------

Note: The information provided herein with respect to warrants is based on (i) the number of warrants beneficially owned by the Reporting Manager as of March 31, 2013 and (ii) the price of such warrants as reported by Bloomberg as of March 31, 2013.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             6
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Form 13F Information Table Entry Total:        23
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Form 13F Information Table Value Total:        $864,315
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

         1          028-13862     Centerbridge Credit Advisors,
                                  L.L.C.
         2          028-13861     Centerbridge Partners Holdings,
                                  LLC
         3          028-13858     Jeffrey H. Aronson
         4          028-13857     Mark T. Gallogly
         5          028-14395     Centerbridge Special Credit
                                  Advisors, L.L.C.
         6          028-15424     Centerbridge Advisors, LLC


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BANKUNITED INC               COM              06652K103  164,793 6,432,204 SH       DEFINED    2,3,4,6  6,432,204      0    0
CIT GROUP INC                COM NEW          125581801  275,400 6,333,957 SH       DEFINED    1,2,3,4  6,333,957      0    0
CIT GROUP INC                COM NEW          125581801  109,269 2,513,079 SH       DEFINED    2,3,4,5  2,513,079      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106   19,095   430,072 SH       DEFINED    1,2,3,4    430,072      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106    7,572   170,537 SH       DEFINED    2,3,4,5    170,537      0    0
GENERAL MTRS CO              COM              37045V100    1,190    42,758 SH       DEFINED    1,2,3,4     42,758      0    0
GENERAL MTRS CO              COM              37045V100      464    16,672 SH       DEFINED    2,3,4,5     16,672      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   15,797   851,111 SH       DEFINED    1,2,3,4    851,111      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    6,161   331,941 SH       DEFINED    2,3,4,5    331,941      0    0
ISTAR FINL INC               COM              45031U101   28,907 2,654,422 SH       DEFINED    1,2,3,4  2,654,422      0    0
ISTAR FINL INC               COM              45031U101    8,222   754,967 SH       DEFINED    2,3,4,5    754,967      0    0
MBIA INC                     COM              55262C100      385    37,500 SH  CALL DEFINED    1,2,3,4          0      0    0
MBIA INC                     COM              55262C100      497    48,400 SH  CALL DEFINED      2,3,4          0      0    0
MBIA INC                     COM              55262C100      145    14,100 SH  CALL DEFINED    2,3,4,5          0      0    0
PENN NATL GAMING INC         COM              707569109    2,423    44,514 SH       DEFINED    2,3,4,6     44,514      0    0
QUAD / GRAPHICS INC          COM CL A         747301109    1,668    69,673 SH       DEFINED    2,3,4,6     69,673      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   39,035 1,630,551 SH       DEFINED    1,2,3,4  1,630,551      0    0
QUAD / GRAPHICS INC          COM CL A         747301109   13,906   580,848 SH       DEFINED    2,3,4,5    580,848      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   32,445   509,100 SH  CALL DEFINED    1,2,3,4          0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   13,383   210,000 SH  CALL DEFINED      2,3,4          0      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401    1,969    30,900 SH  CALL DEFINED    2,3,4,5          0      0    0
VISTEON CORP                 COM NEW          92839U206   87,048 1,508,632 SH       DEFINED    1,2,3,4  1,508,632      0    0
VISTEON CORP                 COM NEW          92839U206   34,541   598,630 SH       DEFINED    2,3,4,5    598,630      0    0
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